Accounts Payable and Accrued Expenses:	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 5 – Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	April 30, 2013	July 31, 2012
	(Unaudited)	(Audited)
Accounts Payable and Accruals – General and Administrative	$3,640,370	$3,556,160
Accounts Payable and Accruals – Research and Development	3,263,481	2,691,192
Accounts Payable and Accruals – Selling and Marketing	323,953	290,534
Accrued Make-whole Payments on Convertible Preferred Stock (see Note 10)	143,370	402,300
Executive Compensation and Directors’ Fees Payable	55,745	75,466
Total	$7,426,919	$7,015,652

Note 7 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2012	2011

Accounts Payable & Accruals – General and Administrative	$3,556,160	$4,805,091
Accounts Payable & Accruals – Research and Development	2,691,192	2,151,333
Accounts Payable & Accruals – Selling and Marketing	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	402,300	347,490
Executive Compensation and Directors’ Fees Payable	75,466	—
Total	$7,015,652	$7,738,179